INCOME PER SHARE	12 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 21 -              INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share attributable to Hollysys for the years indicated:

	Year ended June 30,
	2011	2012	2013

Numerator:
Net income attributable to Hollysys Automation Technologies Ltd.	$41,469,998	$56,221,847	$51,994,402

Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share	54,564,842	55,659,765	56,167,592
Effect of dilutive securities Share options	382,070	148,139	206,506
Restricted shares	2,368	20,457	38,371
Weighted average ordinary shares outstanding used in computing diluted income per share	54,949,280	55,828,361	56,412,469

Income per share – basic	$0.76	$1.01	$0.93

Income per share – diluted	$0.75	$1.01	$0.92

The effects of the performance share options have been excluded from the computation of diluted income per share for the year ended June 30, 2011, 2012 and 2013 as the effect would be anti-dilutive. The impact of the Incentive Shares for Concord, the Incentive Shares for Bond and Premium Shares for Bond have also been excluded from the computation of diluted income per share for the year ended June 30, 2013 because the contingently issuable common shares would not be issued under the terms of the arrangement if the end of the reporting period were the end of the contingency period.